Earnings per $0.25 Ordinary Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per $0.25 Ordinary Share
Profit for the year attributable to equity holders ($m)	$ 5,955	$ 3,288	$ 112
Basic earnings per Ordinary Share (in dollars per share)	$ 3.84	$ 2.12	$ 0.08
Diluted earnings per Ordinary Share (in dollars per share)	$ 3.81	$ 2.11	$ 0.08
Weighted average number of Ordinary Shares in issue for basic earnings (millions)	1,549	1,548	1,418
Dilutive impact of share options outstanding (millions)	13	12	9
Diluted weighted average number of Ordinary Shares in issue (millions)	1,562	1,560	1,427